Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Revenue	$ 8,500
Other income	494	$ 1,489	$ 1,217
Foreign exchange (losses) gains	(141)	145	1,191
Fair value change of financial assets at FVTPL		198	821
Fair value change of financial liabilities at FVTPL	(22)	222	1,597
Fair value change of convertible preferred shares	0	0	(76,430)
Research and development expenses	(5,531)	(24,566)	(34,193)
Administrative expenses	(12,442)	(17,768)	(20,641)
Impairment of intangible assets	(1,717)	(13,000)	0
Finance costs	(65)	(179)	(150)
Other expense	(12)	(140)	(46,003)
Loss before taxation	(10,936)	(53,599)	(172,591)
Income tax expenses	(3)	(259)	(10)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (10,939)	$ (53,858)	$ (172,601)
Loss per share
Basic loss per common share (US$)	$ (7.57)	$ (52.8)	$ (231.99)
Diluted loss per common share (US$)	$ (7.57)	$ (52.8)	$ (231.99)